Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Components of other liabilities
The following table summarizes the components of Other liabilities, current and Other liabilities, non-current (in thousands):

	December 31, 2020	December 31, 2019
Other liabilities, current
Accrued compensation, benefits, continuation obligation, and bonus	4,157	2,349
Accrued compensation for phantom shares - Note 14	—	1,590
Total	$4,157	$3,939

Other liabilities, non-current
Compensation and benefits continuation obligation	$1,145	$—
Payroll tax liability	505	—
Warrant liability - Notes 12 and 18	62	18
Total	$1,712	$18